Annual Total Returns	0 Months Ended
Oct. 01, 2011
(Wells Fargo Income Funds - Investor) | (WF Total Return Bond Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	8.43%
Annual Return 2002	9.93%
Annual Return 2003	4.38%
Annual Return 2004	4.02%
Annual Return 2005	1.85%
Annual Return 2006	3.83%
Annual Return 2007	6.03%
Annual Return 2008	2.63%
Annual Return 2009	11.07%
Annual Return 2010	7.00%
(Wells Fargo Income Funds - Administrator) | (WF Total Return Bond Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	8.70%
Annual Return 2002	10.20%
Annual Return 2003	4.64%
Annual Return 2004	4.28%
Annual Return 2005	2.13%
Annual Return 2006	4.09%
Annual Return 2007	6.38%
Annual Return 2008	2.86%
Annual Return 2009	11.18%
Annual Return 2010	7.18%
(Wells Fargo Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004	7.58%
Annual Return 2005	2.30%
Annual Return 2006	0.06%
Annual Return 2007	11.27%
Annual Return 2008	(2.39%)
Annual Return 2009	9.46%
Annual Return 2010	6.31%
(Wells Fargo Income Funds - Class R) | (WF Total Return Bond Fund) | Class R
Bar Chart Table:
Annual Return 2001	8.29%
Annual Return 2002	9.79%
Annual Return 2003	4.25%
Annual Return 2004	3.89%
Annual Return 2005	1.75%
Annual Return 2006	3.69%
Annual Return 2007	5.98%
Annual Return 2008	2.47%
Annual Return 2009	10.76%
Annual Return 2010	6.87%
(Wells Fargo Income Funds - Institutional) | (WF Total Return Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	8.86%
Annual Return 2002	10.46%
Annual Return 2003	4.65%
Annual Return 2004	4.58%
Annual Return 2005	2.34%
Annual Return 2006	4.38%
Annual Return 2007	6.68%
Annual Return 2008	3.14%
Annual Return 2009	11.50%
Annual Return 2010	7.49%
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	9.37%
Annual Return 2002	9.80%
Annual Return 2003	4.37%
Annual Return 2004	3.99%
Annual Return 2005	1.91%
Annual Return 2006	3.89%
Annual Return 2007	6.14%
Annual Return 2008	2.63%
Annual Return 2009	11.08%
Annual Return 2010	7.44%
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004	7.30%
Annual Return 2005	2.14%
Annual Return 2006	(0.18%)
Annual Return 2007	10.99%
Annual Return 2008	(2.60%)
Annual Return 2009	9.17%
Annual Return 2010	5.67%